UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4061

Legg Mason Partners Core Plus Bond Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

FORM N-Q

OCTOBER 31, 2006

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 47.7%
FHLMC - 8.6%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
404		5.500% due 5/1/13	$406
2,060,494		6.500% due 9/1/14-1/1/32	2,109,590
3,052,287		6.000% due 3/1/17	3,099,576
5,134,539		4.500% due 1/1/21 (a)	4,962,664
12,000,000		4.500% due 11/16/21 (b)(c)	11,595,000
29,000,000		5.500% due 11/16/21-12/12/36 (b)(c)	28,772,806
3,188,957		5.000% due 8/1/33-9/1/33	3,090,085
20,900,000		5.000% due 11/13/36 (b)(c)	20,194,625

		TOTAL FHLMC	73,824,752

FNMA - 33.1%
		Federal National Mortgage Association (FNMA):
10,000,000		6.625% due 9/15/09 (a)	10,471,900
2,446,795		6.500% due 2/1/14-1/1/33	2,507,350
1,119,111		5.500% due 11/1/16-12/1/16	1,123,717
92,567		5.000% due 5/1/21	91,194
134,090,000		5.000% due 11/16/21-1/11/37 (b)(c)	129,841,898
34,910,000		5.500% due 11/16/21-12/12/36 (b)(c)	34,589,610
22,510,000		6.000% due 11/16/21-11/13/36 (b)(c)	22,725,781
8,101,418		6.000% due 6/1/32 (a)	8,177,229
254,023		6.000% due 6/1/32	256,400
19,070,031		5.500% due 4/1/35 (a)	18,862,351
6,400,000		4.500% due 11/13/36 (b)(c)	6,006,003
32,620,000		6.500% due 11/13/36-12/12/36 (b)(c)	33,233,250
600,000		4.500% due 12/12/36 (b)(c)	562,875
15,300,000		6.000% due 12/12/36 (b)(c)	15,386,063

		TOTAL FNMA	283,835,621

GNMA - 6.0%
		Government National Mortgage Association (GNMA):
19,186		8.500% due 11/15/27	20,622
5,319,288		6.500% due 8/15/31-3/15/32	5,480,385
7,810,000		5.000% due 11/20/36 (b)(c)	7,617,187
34,400,000		6.000% due 11/20/36 (b)(c)	34,873,000
3,000,000		6.500% due 11/20/36 (b)(c)	3,080,625

		TOTAL GNMA	51,071,819

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $409,124,740)	408,732,192

ASSET-BACKED SECURITIES - 6.1%
Home Equity - 5.5%
5,013,879	AAA	Bear Stearns Asset Backed Securities Inc., Series 2006-1, Class A, 5.610% due 12/25/35 (a)(d)	5,019,621
3,698,959	AAA	CIT Group Home Equity Loan Trust, 3.930% due 3/20/32	3,620,758
2,626,199	AAA	EMC Mortgage Loan Trust, Series 2004-B, Class A1, 5.770% due 1/25/41 (d)(e)	2,635,636
4,877,197	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-HE4, Class A1VN, 5.604% due 3/25/35 (a)(d)	4,884,055
10,750,000	Aaa(f)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/25 (a)(d)	10,624,510
		SACO I Trust:
1,242,969	Aaa(f)	Series 2005-02, Class A, 5.520% due 4/25/35 (d)(e)	1,243,593
3,547,435	AAA	Series 2006-1, Class A, 5.490% due 2/25/36 (d)	3,549,635

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Home Equity - 5.5% (continued)
8,950,000	AAA	Series 2006-3, Class A3, 5.550% due 3/25/36 (a)(d)	$8,959,986
6,675,000	AAA	Structured Asset Securities Corp., Series 2005-7XS, Class 1A2B, 5.270% due 4/25/35 (a)	6,664,056

		Total Home Equity	47,201,850

Student Loan - 0.6%
4,962,626	AAA	Residential Asset Mortgage Products Inc., Series 2004-RS5, Class A2B3, 5.790% due 5/25/34 (a)(d)	4,995,676

		TOTAL ASSET-BACKED SECURITIES (Cost - $52,302,473)	52,197,526

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.2%
6,980,000	AAA	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (a)(d)	7,029,655
		Banc of America Funding Corp.:
8,910,331	AAA	5.607% due 6/20/35 (a)(d)	8,967,665
6,065,163	AAA	Series 2005-E, Class 7A1, 5.607% due 6/20/35 (a)(d)	6,113,022
8,597,530	Aaa(f)	Banc of America Mortgage Securities, 5.018% due 7/25/35 (a)(d)	8,523,822
4,407,493	AAA	Bayview Commercial Asset Trust, Series 2006-1A, Class A1, 5.590% due 3/25/36 (d)(e)(g)	4,407,894
		Countrywide Alternative Loan Trust:
6,965,973	AAA	Series 2004-14T2, Class A6, 5.500% due 8/25/34 (a)	6,930,874
10,384,937	AAA	Series 2005-59, Class 1A1, 5.655% due 11/20/35 (a)(d)	10,425,741
9,145,167	AAA	Series 2005-72, Class A1, 5.590% due 1/25/36 (a)(d)	9,157,657
11,153,401	AAA	Series 2006-OA2, Class A5, 5.550% due 5/20/46 (a)(d)	11,172,474
9,400,000	AAA	Series 2006-OC2, Class 2A3, 5.610% due 2/25/36 (a)(d)	9,410,151
9,830,323	AAA	Countrywide Home Loans, Series 2006-OA5, Class 1A1, 5.520% due 3/25/36 (a)(d)	9,830,323
6,980,000	AAA	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.609% due 2/15/39 (a)(d)	7,121,001
2,250,092	AAA	Federal Home Loan Mortgage Corp. (FHLMC), Series 2687, Class IA, PAC IO, 5.500% due 9/15/22	64,859
8,387,873	AAA	First Horizon Mortgage Pass Through Trust, Series 2005-AR5, Class 2A1, 5.458% due 11/25/35 (a)(d)	8,391,933
8,785,295	AAA	Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1, 5.550% due 9/25/35 (a)(d)	8,794,860
		Lehman XS Trust:
9,290,196	AAA	Series 2005-5N, Class 3A1A, 5.620% due 11/25/35 (a)(d)	9,303,937
8,992,670	AAA	Series 2006-4N, Class A2A, 5.540% due 4/25/46 (a)(d)	8,996,885
		MASTR Adjustable Rate Mortgage Trust:
2,133,225	AAA	Series 2004-6, Class 5A1, 4.688% due 7/25/34 (d)	2,109,889
4,396,394	AAA	Series 2006-2, Class 3A1, 4.848% due 1/25/36 (d)	4,354,324
2,624,979	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.490% due 2/25/35 (d)	2,576,280
1,510,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.660% due 5/12/39 (d)	1,560,186
4,746,707	AAA	Residential Accredit Loans Inc., Series 2005-QA7, Class A21, 4.834% due 7/25/35 (a)(d)	4,682,460
7,660,000	AAA	Structured Adjustable Rate Mortgage Loan, Series 2005-20, Class 3A2, 5.250% due 10/25/35 (a)(d)	7,508,026
8,262,815	AAA	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 5.407% due 5/25/35 (a)(d)	8,293,684
10,521,609	AAA	Structured Asset Mortgage Investment Inc., Series 2006-AR3, Class 11A1, 5.530% due 4/25/36 (a)(d)	10,528,289
		Thornburg Mortgage Securities Trust:
8,286,978	AAA	Series 2006-1, Class A2, 5.470% due 1/25/36 (a)(d)	8,275,289
8,658,785	AAA	Series 2006-1, Class A3, 5.490% due 1/25/36 (a)(d)	8,650,861

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.2% (continued)
		Washington Mutual Inc.:
		Series 2005-AR01:
8,442,610	AAA	Class A1A, 5.640% due 1/25/45 (a)(d)	$8,482,316
7,548,687	AAA	Class A2A1, 5.660% due 1/25/45 (a)(d)	7,563,872
		Series 2005-AR13:
6,489,939	AAA	Class A1A1, 5.610% due 10/25/45 (a)(d)	6,529,991
6,842,653	AAA	Class A1B3, 5.680% due 10/25/15 (a)(d)	6,881,117
8,827,540	AAA	Series 2005-AR17, Class A1A2, 5.610% due 12/25/45 (a)(d)	8,870,290
2,522,661	Aaa(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 4.530% due 4/25/35 (d)	2,483,137
7,559,427	AAA	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.460% due 8/25/36 (a)(d)	7,554,007

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $240,846,712)	241,546,771

CORPORATE BONDS & NOTES - 27.4%
Aerospace & Defense - 0.0%
		L-3 Communications Corp., Senior Subordinated Notes:
100,000	BB+	7.625% due 6/15/12	104,375
275,000	BB+	6.375% due 10/15/15	272,250

		Total Aerospace & Defense	376,625

Auto Components - 0.0%
50,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	48,500

Automobiles - 1.1%
2,280,000	BBB	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	2,230,196
		Ford Motor Co.:
		Debentures:
25,000	B	6.625% due 10/1/28	18,500
30,000	B	8.900% due 1/15/32	27,225
3,700,000	B	Notes, 7.450% due 7/16/31	2,918,375
		General Motors Corp., Senior Debentures:
4,080,000	B-	8.250% due 7/15/23	3,641,400
235,000	B-	8.375% due 7/15/33	210,325

		Total Automobiles	9,046,021

Building Products - 0.0%
125,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	128,438

Capital Markets - 1.9%
125,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	137,813
860,000	AA-	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	871,630
1,890,000	AA-	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	1,851,043
450,000	A1(f)	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (e)	450,299
840,000	A-	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.173% due 8/19/65 (d)	849,112
5,225,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10 (a)	5,086,094
6,800,000	A	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (a)	6,516,304
250,000	BBB-	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13	297,650

		Total Capital Markets	16,059,945

Chemicals - 0.1%
100,000	B+	Arco Chemical Co., Debentures, 9.800% due 2/1/20	113,500
100,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	107,500
100,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (e)	99,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Chemicals - 0.1% (continued)
31,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	$32,278
25,000	BB	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	28,594
50,000	BB	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	54,375

		Total Chemicals	435,247

Commercial Banks - 2.9%
		Glitnir Banki HF:
980,000	A-	Notes, 6.330% due 7/28/11 (e)	1,010,815
2,040,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (d)(e)	2,107,449
6,800,000	A	HSBC Finance Capital Trust IX, 5.911% due 11/30/35 (a)(d)	6,850,884
2,790,000	A2(f)	Landsbanki Islands HF, 6.100% due 8/25/11 (e)	2,848,677
1,300,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (d)(e)	1,365,260
1,605,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (d)(e)	1,616,973
4,620,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (a)	4,586,999
4,090,000	AA	Wells Fargo & Co., Notes, 5.300% due 8/26/11	4,123,824

		Total Commercial Banks	24,510,881

Commercial Services & Supplies - 0.3%
150,000	BB-	Allied Waste North America Inc., Senior Notes, 7.875% due 4/15/13	154,875
200,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	196,000
2,180,000	BBB	Waste Management Inc., 6.375% due 11/15/12	2,282,874

		Total Commercial Services & Supplies	2,633,749

Communications Equipment - 0.0%
115,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	103,500

Consumer Finance - 3.8%
		Ford Motor Credit Co.:
11,620,000	B	Notes, 7.375% due 10/28/09 (a)	11,317,996
		Senior Notes:
4,400,000	B	5.800% due 1/12/09	4,204,812
40,000	B	10.640% due 6/15/11 (d)(e)	42,144
		General Motors Acceptance Corp.:
610,000	BB	Medium-Term Notes, 4.375% due 12/10/07	598,554
		Notes:
11,070,000	BB	6.125% due 8/28/07 (a)	11,036,635
430,000	BB	5.125% due 5/9/08	422,466
130,000	BB	5.625% due 5/15/09	127,550
45,000	BB	7.250% due 3/2/11	45,891
540,000	BB	8.000% due 11/1/31	580,214
620,000	BB	Senior Notes, 5.850% due 1/14/09	611,605
		MBNA Corp.:
3,150,000	AA-	Medium-Term Notes, 6.250% due 1/17/07	3,155,390
750,000	AA-	Notes, 4.625% due 9/15/08	742,314

		Total Consumer Finance	32,885,571

Containers & Packaging - 0.1%
		Graphic Packaging International Corp.:
60,000	B-	Senior Notes, 8.500% due 8/15/11	61,950
165,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	170,362
125,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	132,969
		Owens-Brockway Glass Container Inc., Senior Notes:
150,000	B	8.250% due 5/15/13	155,250
50,000	B	6.750% due 12/1/14	48,250
25,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	25,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†		RATING‡	SECURITY	VALUE
Containers & Packaging - 0.1% (continued)
100,000		CCC+	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	$98,000

			Total Containers & Packaging	692,281

Diversified Consumer Services - 0.0%
			Service Corp. International, Senior Notes:
65,000		BB-	7.375% due 10/1/14 (e)	67,113
100,000		BB-	7.625% due 10/1/18 (e)	103,250

			Total Diversified Consumer Services	170,363

Diversified Financial Services - 2.8%
1,400,000		BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	1,365,528
5,500,000		A+	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (a)	5,959,492
100,000		B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (e)	102,000
100,000		CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (e)	96,875
2,780,000		B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (e)	2,891,200
4,730,000		AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (a)	4,620,770
162,000		B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	171,922
150,000		B-	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	169,500
420,000		A	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (d)(e)	426,290
6,050,000		A	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12 (a)	6,435,240
1,520,000		BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (e)	1,593,057
150,000		CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.885% due 10/1/15	109,875
75,000		CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	72,938

			Total Diversified Financial Services	24,014,687

Diversified Telecommunication Services - 1.8%
2,045,000		A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	2,023,994
1,700,000		BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	1,844,940
300,000		B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	316,875
50,000		B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	52,500
425,000		BB	Qwest Corp., Senior Notes, 7.500% due 10/1/14 (e)	447,313
4,500,000		BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	4,215,370
2,000,000	MXN	BBB+	Telefonos de Mexico SA de CV, Senior Notes, 8.799% due 1/31/16	186,715
6,305,000		A	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (a)	6,415,363

			Total Diversified Telecommunication Services	15,503,070

Electric Utilities - 1.0%
100,000		BB-	Allegheny Energy Supply Co. LLC, Senior Notes, 8.250% due 4/15/12 (e)	109,250
2,500,000		BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	2,383,820
			FirstEnergy Corp., Notes:
1,300,000		BBB-	Series B, 6.450% due 11/15/11	1,361,584
2,620,000		BBB-	Series C, 7.375% due 11/15/31	3,074,127
1,400,000		BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	1,434,924

			Total Electric Utilities	8,363,705

Energy Equipment & Services - 0.0%
88,000		B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	87,450
125,000		B	Hanover Compressor Co., Senior Notes, 8.625% due 12/15/10	130,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Energy Equipment & Services - 0.0% (continued)
125,000	B	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	$126,406

		Total Energy Equipment & Services	344,481

Food Products - 0.0%
225,000	B	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	210,938

Health Care Providers & Services - 0.4%
125,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	120,156
225,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	225,000
		HCA Inc., Senior Notes:
60,000	B-	6.300% due 10/1/12	51,300
710,000	B-	6.250% due 2/15/13	592,850
1,430,000	B-	5.750% due 3/15/14	1,122,550
384,000	B-	6.500% due 2/15/16	306,240
200,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	194,250
150,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15	149,250
175,000	CCC+	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	172,156
300,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	293,250

		Total Health Care Providers & Services	3,227,002

Hotels, Restaurants & Leisure - 0.3%
		Boyd Gaming Corp., Senior Subordinated Notes:
100,000	B+	7.750% due 12/15/12	103,250
100,000	B+	6.750% due 4/15/14	98,375
400,000	BB-	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	410,500
100,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	101,750
50,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	48,563
275,000	BB	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	292,570
190,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	183,350
225,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	212,625
		MGM MIRAGE Inc., Senior Notes:
250,000	BB	6.750% due 9/1/12	243,750
125,000	BB	6.625% due 7/15/15	118,906
125,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	124,688
150,000	B+	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	147,000
		Pinnacle Entertainment Inc., Senior Subordinated Notes:
75,000	B-	8.250% due 3/15/12	76,500
50,000	B-	8.750% due 10/1/13	52,875
125,000	BB	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	126,406
275,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	253,687
50,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (e)	51,250

		Total Hotels, Restaurants & Leisure	2,646,045

Household Durables - 0.0%
100,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	103,000
75,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	78,188

		Total Household Durables	181,188

Household Products - 0.0%
151,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	123,065

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Independent Power Producers & Energy Traders - 0.6%
		AES Corp., Senior Notes:
275,000	B	8.875% due 2/15/11	$297,000
125,000	B	7.750% due 3/1/14	131,563
		Duke Energy Corp., Senior Notes:
1,500,000	BBB	4.200% due 10/1/08	1,471,066
1,240,000	BBB	5.625% due 11/30/12	1,261,092
450,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	420,750
		NRG Energy Inc., Senior Notes:
85,000	B-	7.250% due 2/1/14	86,169
250,000	B-	7.375% due 2/1/16	253,438
170,000	BBB-	Oncor Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	176,818
		TXU Corp., Senior Notes:
710,000	BB+	Series P, 5.550% due 11/15/14	680,017
660,000	BB+	Series R, 6.550% due 11/15/34	633,229

		Total Independent Power Producers & Energy Traders	5,411,142

Industrial Conglomerates - 0.6%
48,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	52,080
4,500,000	BBB+	Tyco International Group SA, Notes, 6.000% due 11/15/13 (a)	4,678,492

		Total Industrial Conglomerates	4,730,572

Internet & Catalog Retail - 0.0%
100,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	100,000

IT Services - 0.3%
2,160,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	2,260,520
50,000	B-	Sungard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	52,125

		Total IT Services	2,312,645

Machinery - 0.0%
49,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	53,655

Media - 2.8%
75,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	83,344
214,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	207,313
200,000	CCC-	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	207,500
375,000	CCC-	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13	383,437
175,000	B-	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (e)	180,688
50,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (e)	52,250
1,600,000	BBB-	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	1,538,365
860,000	BBB+	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	1,044,252
		Comcast Corp., Notes:
3,260,000	BBB+	6.500% due 1/15/15	3,417,070
290,000	BBB+	6.500% due 1/15/17	304,681
		CSC Holdings Inc., Senior Notes:
100,000	B+	7.250% due 4/15/12 (e)	99,125
		Series B:
125,000	B+	8.125% due 7/15/09	129,531
25,000	B+	7.625% due 4/1/11	25,344
		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
81,000	BB-	8.375% due 3/15/13	84,443
170,000	BB-	6.375% due 6/15/15	163,625
		EchoStar DBS Corp., Senior Notes:
475,000	BB-	6.625% due 10/1/14	459,562
15,000	BB-	7.125% due 2/1/16 (e)	14,738

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Media - 2.8% (continued)
200,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	$193,500
4,350,000	BB+	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (a)	4,569,927
125,000	B-	LIN Television Corp., Series B, 6.500% due 5/15/13	119,219
50,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	53,750
4,500,000	BBB	News America Inc., Notes, 5.300% due 12/15/14	4,445,446
		R.H. Donnelley Corp.:
		Senior Discount Notes:
125,000	B	Series A-1, 6.875% due 1/15/13	118,281
200,000	B	Series A-2, 6.875% due 1/15/13	189,250
300,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	310,875
50,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.250% due 6/15/13	49,625
3,875,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	4,381,792
990,000	BBB	Viacom Inc., Senior Notes, 5.750% due 4/30/11	992,203
150,000	B+	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	144,000

		Total Media	23,963,136

Multi-Utilities - 0.3%
2,290,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	2,322,523

Multiline Retail - 0.0%
75,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	82,406

Office Electronics - 0.0%
225,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	230,906

Oil, Gas & Consumable Fuels - 4.2%
2,000,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	2,275,042
1,910,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	2,219,378
		Anadarko Petroleum Corp., Senior Notes:
1,680,000	BBB-	5.950% due 9/15/16	1,709,348
730,000	BBB-	6.450% due 9/15/36	759,207
		Chesapeake Energy Corp., Senior Notes:
125,000	BB	6.375% due 6/15/15	121,250
225,000	BB	6.625% due 1/15/16	221,344
25,000	BB	6.500% due 8/15/17	23,688
100,000	BB	6.250% due 1/15/18	95,250
2,340,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	2,306,304
4,350,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	5,036,682
2,020,000	BBB	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	2,155,344
		El Paso Corp., Medium-Term Notes:
200,000	B	7.800% due 8/1/31	209,500
3,285,000	B	7.750% due 1/15/32	3,441,037
200,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	193,500
550,000	BBB-	Gaz Capital SA, Notes, 8.625% due 4/28/34	698,170
150,000	B+	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	140,625
250,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	243,125
3,850,000	BBB-	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (a)	4,698,482
		Kinder Morgan Energy Partners LP:
1,310,000	BBB+	6.750% due 3/15/11	1,370,363
300,000	BBB+	Senior Notes, 6.300% due 2/1/09	304,155
		Pemex Project Funding Master Trust, Notes:
225,000	BBB	5.750% due 12/15/15 (e)	222,469
1,677,000	BBB	6.625% due 6/15/35 (e)	1,694,189
1,600,000	Baa2(f)	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	1,608,000
100,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	95,750
100,000	B1(f)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (e)	101,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 4.2% (continued)
		Stone Energy Corp., Senior Subordinated Notes:
50,000	B-	8.250% due 12/15/11	$49,938
50,000	B-	6.750% due 12/15/14	48,000
200,000	BB-	Swift Energy Co., Senior Notes, 7.625% due 7/15/11	201,500
100,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	99,000
2,850,000	BB-	Williams Cos. Inc., Notes, 8.750% due 3/15/32	3,177,750
340,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	372,038

		Total Oil, Gas & Consumable Fuels	35,891,678

Paper & Forest Products - 0.5%
3,950,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	4,140,931

Pharmaceuticals - 0.0%
180,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	173,700

Real Estate Investment Trusts (REITs) - 0.1%
		Host Marriott LP, Senior Notes:
325,000	BB	7.125% due 11/1/13	330,281
125,000	BB	Series O, 6.375% due 3/15/15	122,344
250,000	BB	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 1/15/16	250,312

		Total Real Estate Investment Trusts (REITs)	702,937

Textiles, Apparel & Luxury Goods - 0.0%
300,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	319,500
75,000	B-	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	74,437

		Total Textiles, Apparel & Luxury Goods	393,937

Thrifts & Mortgage Finance - 0.2%
1,610,000	A	Countrywide Home Loans Inc., 5.560% due 2/27/08 (d)	1,611,987

Tobacco - 0.4%
3,390,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13	3,720,244

Wireless Telecommunication Services - 0.9%
50,000	B-	iPCS Inc., Senior Notes, 11.500% due 5/1/12	56,125
		Nextel Communications Inc., Senior Notes:
675,000	BBB+	Series D, 7.375% due 8/1/15	697,770
1,350,000	BBB+	Series E, 6.875% due 10/31/13	1,380,888
		Sprint Capital Corp., Notes:
3,800,000	BBB+	8.375% due 3/15/12	4,278,287
1,080,000	BBB+	8.750% due 3/15/32	1,338,133

		Total Wireless Telecommunication Services	7,751,203

		TOTAL CORPORATE BONDS & NOTES (Cost - $234,485,608)	235,298,904

SOVEREIGN BONDS - 2.0%
Brazil - 0.4%
		Federative Republic of Brazil:
500,000	BB	10.125% due 5/15/27	683,750
441,000	BB	11.000% due 8/17/40	580,687
		Collective Action Securities:
250,000	BB	8.750% due 2/4/25	302,750
1,496,000	BB	Notes, 8.000% due 1/15/18	1,655,698

		Total Brazil	3,222,885

Colombia - 0.2%
		Republic of Colombia:
300,000	BB	10.000% due 1/23/12	352,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Colombia - 0.2% (continued)
257,000	BB	11.750% due 2/25/20	$367,702
85,000	BB	10.375% due 1/28/33	118,044
680,000	BB	7.375% due 9/18/37	703,800

		Total Colombia	1,542,046

Mexico - 0.4%
		United Mexican States:
475,000	BBB	8.125% due 12/30/19	577,719
2,131,000	BBB	Medium-Term Notes, Series A, 7.500% due 4/8/33	2,510,318

		Total Mexico	3,088,037

Panama - 0.1%
		Republic of Panama:
350,000	BB	9.375% due 7/23/12	410,112
331,000	BB	9.375% due 4/1/29	431,541
117,000	BB	6.700% due 1/26/36	118,229

		Total Panama	959,882

Russia - 0.9%
		Russian Federation:
272,224	BBB+	8.250% due 3/31/10 (e)	285,373
200,000	BBB+	11.000% due 7/24/18 (e)	288,750
6,590,000	BBB+	5.000% due 3/31/30 (a)(e)	7,391,097

		Total Russia	7,965,220

Uruguay - 0.0%
1	B+	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (h)	1

		TOTAL SOVEREIGN BONDS (Cost - $16,296,202)	16,778,071

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.1%
U.S. Government Agencies - 4.0%
		Federal Home Loan Bank (FHLB):
1,000,000		Bonds, 5.100% due 9/19/08	1,004,039
3,460,000		Global Bonds, 5.500% due 7/15/36	3,667,548
10,000,000		Federal Home Loan Mortgage Corp. (FHLMC), 6.875% due 9/15/10 (a)	10,709,090
		Federal National Mortgage Association (FNMA):
1,500,000		3.625% due 3/15/07	1,490,557
15,000,000		6.000% due 5/15/11 (a)	15,691,770
2,020,000		Notes, 5.000% due 9/15/08	2,023,725

		Total U.S. Government Agencies	34,586,729

U.S. Government Obligations - 5.1%
		U.S. Treasury Bonds:
11,800,000		8.000% due 11/15/21 (a)	15,819,375
5,498,000		4.500% due 2/15/36 (a)	5,308,149
		U.S. Treasury Notes:
50,000		4.500% due 9/30/11	49,842
1,710,000		4.625% due 10/31/11	1,714,810
3,690,000		4.500% due 2/15/16	3,662,037

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT†	SECURITY	VALUE
U.S. Government Obligations - 5.1% (continued)
40,280,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.229% due 11/15/24 (a)	$16,879,938

	Total U.S. Government Obligations	43,434,151

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $76,741,153)	78,020,880

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.4%
	U.S. Treasury Bonds, Inflation Indexed:
14,607,637	2.000% due 1/15/16 (a)	14,195,658
1,725,797	2.000% due 1/15/26	1,649,957
	U.S. Treasury Notes, Inflation Indexed:
10,693,256	2.375% due 4/15/11 (a)	10,639,373
10,812,602	2.500% due 7/15/16 (a)	10,971,417

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $37,648,660)	37,456,405

CONTRACTS
PURCHASED OPTION - 0.0%
15,200,000	U.S. Treasury Notes, Call @ $102.03, expires 11/6/06 (Cost - $117,563)	33,250

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,067,563,111)	1,070,063,999

FACE AMOUNT
SHORT-TERM INVESTMENTS - 15.1%
Sovereign Bonds - 0.7%
$5,700,000	Government of Canada Treasury Bill, 5.142% due 12/15/06 (i) (Cost - $5,664,609)	5,664,609

U.S. Government Agency - 0.1%
1,310,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (i)(j) (Cost - $1,267,061)	1,267,191

Repurchase Agreement - 14.3%
122,634,000	Nomura Securities International Inc. repurchase agreement dated 10/31/06, 5.280% due 11/1/06; Proceeds at maturity - $122,651,986; (Fully collateralized by U.S. government and agency obligations, 0.000% to 6.750% due 1/9/07 to 5/15/30; Market value - $125,087,534) (Cost - $122,634,000) (a)	122,634,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $129,565,670)	129,565,800

	TOTAL INVESTMENTS - 140.0% (Cost - $1,197,128,781#)	1,199,629,799
	Liabilities in Excess of Other Assets - (40.0)%	(342,482,252)

	TOTAL NET ASSETS - 100.0%	$857,147,547

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, written options, TBA’s and/or mortgage dollar rolls.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(d)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Rating by Moody’s Investors Service.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Schedule of Investments (unaudited) (continued)	October 31, 2006

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 13 and 14 for definitions of ratings.

Abbreviations used in this schedule:

IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
MXN	— Mexican Peso
PAC	— Planned Amortization Class

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
225	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	$110.00	$84,375
230	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	106.00	57,500

	TOTAL OPTIONS WRITTEN			$141,875

	(Premiums received - $132,991)

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Core Plus Bond Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Schedule of Investments (unaudited) (continued)

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,120,960
Gross unrealized depreciation	(6,619,942)

Net unrealized appreciation	$2,501,018

Notes to Schedule of Investments (unaudited) (continued)

At October 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar Futures	81	6/07	$19,195,380	$19,227,375	$31,995
U.S. Treasury 2 Year Notes	407	12/06	83,056,551	83,193,344	136,793
U.S. Treasury 5 Year Notes	327	12/06	34,316,112	34,518,938	202,826

					371,614

Contracts to Sell:
U.S Treasury 10 Year Notes	759	12/06	$81,321,651	$82,138,031	$(816,380)
U.S. Treasury 20 Year Bonds	94	12/06	10,417,741	10,589,687	(171,946)

					(988,326)

Net Unrealized Loss on Open Futures Contracts					$(616,712)

During the period ended October 31, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $1,068,295,664. At October 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $348,357,852.

During the period ended October 31, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding July 31, 2006	665	$145,242
Options written	39,700,786	394,601
Options closed	(990)	(287,973)
Options expired	(39,700,006)	(118,879)

Options written, outstanding October 31, 2006	455	$132,991

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Core Plus Bond Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: December 28, 2006